                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-09373

                      Oppenheimer Senior Floating Rate Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: July 31

                      Date of reporting period: 04/30/2009

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

                                                 Principal
                                                   Amount            Value
                                              ---------------   ---------------
CORPORATE LOANS--87.5%
CONSUMER DISCRETIONARY--25.1%
AUTO COMPONENTS--1.4%
Allison Transmission, Inc., Sr. Sec.
Credit Facilities Term Loan, 2.75%,
8/7/14(1)                                     $     1,500,000   $     1,082,916

Allison Transmission, Inc., Sr. Sec.
Credit Facilities Term Loan,
3.21%-3.22%, 8/7/14(1, 2)                           3,500,000         2,526,804

Dana Corp., Sr. Sec. Credit Facilities
Term Loan, 3.75%, 1/31/15(1)                        2,000,000           616,250

Dana Corp., Sr. Sec. Credit Facilities
Term Loan, 7.25%, 1/31/15(1, 2)                     6,508,081         2,005,303

Federal Mogul Corp., Sr. Sec. Credit
Facilities Term Loan:
Tranche B, 2.388%-2.438%, 12/29/14(1, 2)           12,828,564         7,333,667
Tranche C, 2.388%-2.398%, 12/28/15(1, 2)            4,019,740         2,297,953

Mark IV Industries, Inc./Dayco
Products LLC, Sr. Sec. Credit
Facilities 1st Lien Term Loan,
6/21/11(3)                                         12,055,175         1,844,443
                                                                ---------------
                                                                     17,707,336

AUTOMOBILES--2.1%
Chrysler LLC, Sr. Sec. Credit
Facilities Term Loan, Tranche B1,
8/3/13(3)                                          82,810,807        22,531,413

Ford Motor Co., Sr. Sec. Credit
Facilities Term Loan, Tranche B,
3.56%, 12/16/13(1)                                  6,750,000         4,275,511
                                                                ---------------
                                                                     26,806,924

HOTELS, RESTAURANTS & LEISURE--3.0%
BLB Wembley plc, Sr. Sec. Credit
Facilities 1st Lien Term Loan,
7/18/11(3, 4)                                       7,875,682         2,520,218

BLB Wembley plc, Sr. Sec. Credit
Facilities 2nd Lien Term Loan,
7/25/13(3, 4)                                       8,000,000           620,000

Cannery Casino Resorts LLC, Sr. Sec.
Credit Facilities 1st Lien Term Loan,
2.691%, 5/4/13(1, 4)                                4,126,370         3,142,920

Cannery Casino Resorts LLC, Sr. Sec.
Credit Facilities Term Loan, Delayed
Draw, 2.71%-2.75%, 5/4/13(1, 4)                     5,463,044         4,161,020

Golden Nugget, Inc., Sr. Sec. Credit
Facilities 2nd Lien Term Loan, Tranche
2L, 3.69%, 12/31/14(1, 4)                          13,000,000         2,340,000

Las Vegas Sands Corp., Sr. Sec. Credit
Facilities Term Loan, Delayed Draw,
2.18%, 5/8/14(1, 2)                                 1,433,666           873,884

Quiznos Corp., Sr. Sec. Credit
Facilities 1st Lien Term Loan, 3.50%,
5/5/13(1, 2)                                        5,954,082         3,562,524

Quiznos Corp., Sr. Sec. Credit
Facilities 2nd Lien Term Loan, 6.982%,
11/5/13(1, 4)                                      12,000,000         4,080,000

Turtle Bay Resort, Sr. Sec. Credit
Facilities 1st Lien Term Loan, Tranche
B, 9/13/10(3, 4, 5)                                 1,930,402           605,664

Venetian Macao Ltd., Sr. Sec. Credit
Facilities Term Loan:
Tranche B Add-On, 2.68%, 5/25/13(1, 2)                706,244           519,972
Tranche B, 2.68%, 5/25/13(1, 2)                     1,914,540         1,409,580

Venetian Macao Ltd., Sr. Sec. Credit
Facilities Term Loan, Delayed Draw,
2.68%, 5/25/11(1, 2)                                8,779,557         6,463,948


                    1 | Oppenheimer Senior Floating Rate Fund

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

                                                 Principal
                                                   Amount            Value
                                              ---------------   ---------------
HOTELS, RESTAURANTS & LEISURE CONTINUED
Yonkers Raceway, Sr. Sec. Credit
Facilities Term Loan, 10.50%,
8/15/11(1, 2)                                 $     7,863,487   $     7,725,876
                                                                ---------------
                                                                     38,025,606

HOUSEHOLD DURABLES--0.3%
Sleep Innovation, Sr. Sec. Credit
Facilities 2nd Lien Term Loan,
3/5/15(3, 4, 5)                                     3,690,647         1,199,460

Springs Window Fashions Division,
Inc., Sr. Sec. Credit Facilities Term
Loan, Tranche B, 4%, 12/30/12(1, 4)                 4,455,785         2,706,889
                                                                ---------------
                                                                      3,906,349

MEDIA--17.6%
AMC Entertainment, Inc., Sr. Sec.
Credit Facilities Term Loan, Tranche
B, 1.938%, 1/26/13(1, 2)                           15,932,313        14,801,118

Advanstar Communications, Sr. Sec.
Credit Facilities 1st Lien Term Loan,
3.47%, 5/15/14(1, 2)                               19,650,000         8,596,875

Alpha Media Group, Inc., Sr. Sec.
Credit Facilities 1st Lien Term Loan,
5.425%, 8/14/14(1, 4)                              15,489,573         9,293,744

CSC Holdings, Inc. (Cablevision), Sr.
Sec. Credit Facilities Term Loan,
Tranche B, 2.198%, 3/29/13(1)                       8,991,003         8,341,969

Cequel Communications LLC, Sr. Sec.
Credit Facilities 2nd Lien Term Loan,
4.995%, 5/5/14(1)                                   6,500,000         5,211,609

Cequel Communications LLC, Sr. Sec.
Credit Facilities Term Loan,
2.46%-2.478%, 11/5/13(1, 2)                         7,287,618         6,624,446

Charter Communications Operation LLC,
Sr. Sec. Credit Facilities 1st Lien
Term Loan, 5.23%-6.164%, 3/5/14(1)                 15,067,030        12,750,475

Charter Communications Operation LLC,
Sr. Sec. Credit Facilities 3rd Lien
Term Loan, 6.658%, 9/1/14(1)                       17,000,000        11,356,000

Charter Communications, Inc., Sr. Sec.
Credit Facilities Term Loan, Tranche
T2 Add-On, 9.123%, 3/6/14(1, 2)                    11,119,000        10,521,354

Cinram International, Inc., Sr. Sec.
Credit Facilities Term Loan,
2.489%-3.225%, 5/6/11(1)                           20,365,289        12,371,914

Citadel Broadcasting Corp., Sr. Sec.
Credit Facilities Term Loan, Tranche
B, 2.93%-2.97%, 6/12/14(1)                         35,000,000        14,481,250

Hit Entertainment, Inc., Sr. Sec.
Credit Facilities 1st Lien Term Loan,
Tranche B, 3.49%, 8/5/12(1, 4)                      7,238,186         3,944,812

Live Nation, Inc./SFX Entertainment,
Inc., Sr. Sec. Credit Facilities Term
Loan, 3.68%-4.47%, 6/21/13(1, 4)                    6,337,228         5,386,643

Mediacom Communications Corp./MCC Iowa
LLC, Sr. Sec. Credit Facilities Term
Loan, Tranche E, 6.50%, 1/3/16(1, 2)                5,558,000         5,436,419

Mediacom LLC, Sr. Sec. Credit
Facilities Term Loan, Tranche A,
1.58%, 9/30/12(1, 4)                                8,700,000         7,569,000

Merrill Corp., Sr. Sec. Credit
Facilities 2nd Lien Term Loan, 7.756%,
11/15/13(1)                                        28,250,000         7,768,750

Metro-Goldwyn-Mayer Studios, Inc., Sr.
Sec. Credit Facilities Term Loan:
Tranche B Add-On, 3.678%, 4/8/12(1, 2)              8,330,000         4,085,174
Tranche B, 3.678%, 4/8/12(1)                       20,349,069         9,979,529


                    2 | Oppenheimer Senior Floating Rate Fund

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

                                                 Principal
                                                   Amount            Value
                                              ---------------   ---------------
MEDIA CONTINUED
Newport Television LLC, Sr. Sec.
Credit Facilities Term Loan, Tranche
B, 8%, 9/14/16(1, 2)                          $     7,512,490   $     3,061,340

Newport Television LLC/High Plains
Broadcasting Operating Co. LLC, Sr.
Sec. Credit Facilities Term Loan,
7.151%, 9/14/16(1, 2)                               1,987,510           809,910

Paxson Corp., Sr. Sec. Credit
Facilities 1st Lien Term Loan, 4.344%,
1/15/12(1)                                         22,364,810         5,626,159

Penton Media, Inc., Sr. Sec. Credit
Facilities 1st Lien Term Loan,
2.678%-3.289%, 2/1/13(1)                           24,814,425        12,903,500

San Juan Cable & Construction, Sr.
Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 2.49%, 10/31/12(1, 4)              9,905,022         7,503,054

Star Tribune Co., Sr. Sec. Credit
Facilities 1st Lien Term Loan,
3/5/14(3, 4)                                       10,465,199         1,430,247

Tribune Increment Co., Sr. Sec. Credit
Facilities Term Loan, Tranche B,
6/4/14(3)                                           4,962,375         1,279,881

Univision Communications, Inc., Sr.
Sec. Credit Facilities 1st Lien Term
Loan, 2.25%, 9/29/14(1)                             3,000,000         1,845,750

Univision Communications, Inc., Sr.
Sec. Credit Facilities 1st Lien Term
Loan, 2.678%, 9/29/14(1, 2)                         5,566,762         3,424,950

Young Broadcasting, Inc., Sr. Sec.
Credit Facilities Term Loan, 11/3/12(3)            35,499,313        13,933,480

Zuffa LLC, Sr. Sec. Credit Facilities
Term Loan, Tranche B, 2.50%,
6/18/15(1, 2)                                      19,410,424        16,013,600
                                                                ---------------
                                                                    226,352,952

MULTILINE RETAIL--0.4%
General Growth Properties, Inc., Sr.
Sec. Credit Facilities Term Loan,
Tranche A, 2/24/10(3)                              16,402,011         5,515,177

SPECIALTY RETAIL--0.3%
Burlington Coat Factory Warehouse
Corp., Sr. Sec. Credit Facilities Term
Loan, 2.68%, 5/28/13(1)                             4,922,626         3,433,532

CONSUMER STAPLES--2.1%
FOOD PRODUCTS--1.5%
Dole Food Co., Inc., Sr. Sec. Credit
Facilities Prefunded Letter of Credit
Term Loan, 8%, 4/12/13(1, 2)                          487,297           466,316

Dole Food Co., Inc., Sr. Sec. Credit
Facilities Term Loan:
Tranche B, 7.25%-8%, 4/12/13(1, 2)                  1,083,536         1,036,884
Tranche C, 7.25%-8%, 4/12/13(1, 2)                  6,999,495         6,698,125

Pinnacle Foods Finance LLC, Sr. Sec.
Credit Facilities Term Loan, Tranche
B, 3.251%, 4/2/14(1, 2)                            13,414,294        11,247,054
                                                                ---------------
                                                                     19,448,379

PERSONAL PRODUCTS--0.6%
Levlad Natural Products Group LLC, Sr.
Sec. Credit Facilities Term Loan,
4.438%, 3/8/14(1, 2)                               28,280,235         7,635,663

ENERGY--6.7%
ENERGY EQUIPMENT & SERVICES--1.8%
Antero Resources Corp., Sr. Sec.
Credit Facilities 2nd Lien Term Loan,
5.71%, 4/10/14(1, 2)                               15,000,000         7,875,000


                    3 | Oppenheimer Senior Floating Rate Fund

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

                                                 Principal
                                                   Amount            Value
                                              ---------------   ---------------
ENERGY EQUIPMENT & SERVICES CONTINUED
Beryl Oil & Gas LP, Sr. Sec. Credit
Facilities 1st Lien Term Loan, 6.164%,
7/14/11(1, 2)                                 $     3,364,214   $     2,186,739

Global Geophysical Services, Inc., Sr.
Sec. Credit Facilities Term Loan,
5.97%, 12/10/14(1, 2)                              12,837,500        10,719,313

Precision Drilling Trust, Sr. Sec.
Credit Facilities Term Loan, Tranche
B, 9.123%, 9/23/14(1, 4)                            2,962,500         2,740,313
                                                                ---------------
                                                                     23,521,365

OIL, GAS & CONSUMABLE FUELS--4.9%
ATP Oil & Gas Corp., Sr. Sec. Credit
Facilities Term Loan:
Tranche B1, 8.50%, 1/1/14(1, 2)                    10,579,148         6,484,139
Tranche B2, 8.50%, 7/1/10(1, 2)                     3,000,043         1,838,777

Coleto Creek Power LP, Sr. Sec. Credit
Facilities Letter of Credit Term Loan,
3.97%, 6/28/13(1, 4)                                  156,553           112,522

Coleto Creek Power LP, Sr. Sec. Credit
Facilities Term Loan, Tranche B,
3.178%-3.97%, 6/28/13(1, 2)                        20,709,269        14,884,788

Pine Praire, Sr. Sec. Credit
Facilities Term Loan, Delayed Draw,
2.93%, 12/31/13(1, 4)                               3,199,447         2,479,571

Pine Praire, Sr. Sec. Credit
Facilities Term Loan, 2.93%,
12/31/13(1, 2)                                      7,692,116         5,961,390

Western Refining Inc., Sr. Sec. Credit
Facilities Term Loan, 8.137%,
2/8/14(1, 2)                                       38,632,189        31,002,332
                                                                ---------------
                                                                     62,763,519

FINANCIALS--0.8%
CAPITAL MARKETS--0.4%
Nuveen Investments, Inc., Sr. Sec.
Credit Facilities Term Loan,
3.428%-4.232%, 11/1/14(1, 2)                        7,304,853         4,818,924

INSURANCE--0.4%
Swett & Crawford Group, Inc., Sr. Sec.
Credit Facilities 1st Lien Term Loan,
2.678%, 4/3/14(1, 2)                               10,730,505         5,830,237

HEALTH CARE--13.7%
HEALTH CARE EQUIPMENT & SUPPLIES--1.8%
CCS Medical Equipment & Uniforms, Sr.
Sec. Credit Facilities 1st Lien Term
Loan, 4.97%, 9/30/12(1)                            17,860,868         8,989,965

Carestream Health, Inc., Sr. Sec.
Credit Facilities 1st Lien Term Loan,
2.428%, 4/30/13(1, 2)                               2,891,179         2,509,543

Carestream Health, Inc., Sr. Sec.
Credit Facilities 2nd Lien Term Loan:
5.678%, 9/26/13(1)                                  2,159,091         1,196,136
5.678%, 9/26/13(1, 2)                               2,840,909         1,573,864

dj Orthopedics, Inc., Sr. Sec. Credit
Facilities Term Loan, Tranche B,
3.428%-4.22%, 10/31/14(1, 2)                        9,875,000         8,793,687
                                                                ---------------
                                                                     23,063,195

HEALTH CARE PROVIDERS & SERVICES--9.9%
Aveta Holdings, Inc., Sr. Sec. Credit
Facilities Term Loan:
Tranche MMM, 5.93%, 8/22/11(1)                      5,593,705         4,649,767


                    4 | Oppenheimer Senior Floating Rate Fund

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

                                                 Principal
                                                   Amount            Value
                                              ---------------   ---------------
HEALTH CARE PROVIDERS & SERVICES CONTINUED
Tranche NAMM, 5.93%, 7/27/11(1)               $     1,497,371   $     1,244,690
Tranche NAMM, 5.93%, 8/22/11(1)                       830,971           690,745
Tranche PHMC, 5.93%, 8/22/11(1)                     4,584,169         3,810,590

Capella Healthcare, Inc., Sr. Sec.
Credit Facilities 1st Lien Term Loan,
5.671%, 2/14/15(1, 4)                               6,336,000         5,734,080

Community Health Systems, Inc., Sr.
Sec. Credit Facilities Term Loan,
Tranche B, 2.678%, 7/2/14(1, 2)                    11,374,160        10,294,912

Community Health Systems, Inc., Sr.
Sec. Credit Facilities Term Loan,
Delayed Draw, 2.678%, 7/2/14(1, 2)                    580,258           525,200

Genoa Healthcare LLC, Sr. Sec. Credit
Facilities 1st Lien Term Loan, 6%,
8/10/12(1, 4)                                       6,815,126         5,077,269

Genoa Healthcare LLC, Sr. Sec. Credit
Facilities 2nd Lien Term Loan, 10.75%,
2/10/13(1, 4)                                       1,000,000           525,000

HCA, Inc., Sr. Sec. Credit Facilities
Term Loan, Tranche B, 3.47%,
11/18/13(1, 2)                                     17,920,374        16,217,938

HEALTHSOUTH Corp., Sr. Sec. Credit
Facilities Term Loan, 2.93%-2.96%,
3/10/13(1)                                         10,583,749         9,600,974

HVHC, Inc., Sr. Sec. Credit Facilities
Term Loan, Tranche B, 3.47%,
8/1/13(1, 4)                                        4,377,280         4,048,984

Health Management Associates, Inc.,
Sr. Sec. Credit Facilities Term Loan,
Tranche B, 2.97%, 2/28/14(1, 2)                     5,817,852         5,062,259

HealthCare Partners, Inc., Sr. Sec.
Credit Facilities Term Loan, Tranche
B, 2.178%, 10/31/13(1, 2)                           1,515,907         1,311,260

Healthways, Inc., Sr. Sec. Credit
Facilities Term Loan, Tranche B,
2.72%, 11/15/13(1, 4)                               8,602,000         7,870,830

Manor Care, Inc., Sr. Sec. Credit
Facilities Term Loan,
Tranche B, 2.928%-2.947%, 10/18/14(1, 2)            6,870,189         5,507,603

MultiPlan, Inc., Sr. Sec. Credit
Facilities Term Loan:
Tranche B, 2.938%, 4/15/13(1)                       3,149,666         2,775,643
Tranche C, 2.938%, 4/12/13(1, 2)                    6,257,386         5,514,321

Prospect Medical Group, Sr. Sec.
Credit Facilities Term Loan, Tranche
B, 11.589%, 8/1/14(1, 4)                            6,582,259         4,870,872

Quintiles Transnational Corp., Sr.
Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 2.428%-3.22%,
3/31/13(1, 2)                                       8,459,966         7,740,870

Rural/Metro Corp., Sr. Sec. Credit
Facilities Letter of Credit Term Loan,
3.97%, 3/4/11(1, 4)                                   547,642           513,414

Rural/Metro Corp., Sr. Sec. Credit
Facilities Term Loan, Tranche B,
4.741%-6.324%, 3/4/11(1, 4)                         4,310,391         4,040,992

SouthernCare, Inc., Sr. Sec. Credit
Facilities Term Loan,
Tranche B, 11.589%, 12/10/10(1, 4)                 10,716,765         7,608,903

Triumph HealthCare LLC, Sr. Sec.
Credit Facilities 1st Lien Term Loan,
3.428%-4.039%, 7/28/13(1, 4)                        6,271,926         5,142,980

Triumph HealthCare LLC, Sr. Sec.
Credit Facilities 1st Lien Term Loan,
3.428%, 7/28/13(1, 2, 4)                            3,965,835         3,251,984

Warner Chilcott plc, Sr. Sec. Credit
Facilities Term Loan:
Tranche B, 2.428%-3.22%, 1/4/12(1)                  3,294,473         3,108,335


                    5 | Oppenheimer Senior Floating Rate Fund

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

                                                 Principal
                                                   Amount            Value
                                              ---------------   ---------------
HEALTH CARE PROVIDERS & SERVICES CONTINUED
Tranche C, 2.428%, 1/4/12(1)                  $       454,327   $       428,658
                                                                ---------------
                                                                    127,169,073

PHARMACEUTICALS--2.0%
Royalty Pharma, Sr. Sec. Credit
Facilities Term Loan, Tranche B,
3.47%, 4/16/13(1, 2)                                5,731,768         5,399,801

Stiefel Laboratories, Inc., Sr. Sec.
Credit Facilities 1st Lien Term Loan,
3.389%, 12/28/13(1, 4)                              5,828,745         5,748,600

Stiefel Laboratories, Inc., Sr. Sec.
Credit Facilities Term Loan, Delayed
Draw, 3.389%, 12/28/13(1, 4)                        4,458,247         4,396,946

Talecris Biotherapeutics, Inc., Sr.
Sec. Credit Facilities 1st Lien Term
Loan, 4.74%, 12/6/13(1, 4)                         10,665,418         9,972,166
                                                                ---------------
                                                                     25,517,513

INDUSTRIALS--19.7%
AEROSPACE & DEFENSE--4.5%
AM General LLC, Sr. Sec. Credit
Facilities Term Loan,
Tranche B, 3.373%-4.288%, 9/30/13(1, 2)            13,309,495        12,311,283

American Airlines, Inc., Sr. Sec.
Credit Facilities Term Loan, Tranche
B2, 3.32%, 12/17/10(1, 2)                          10,565,596         8,653,889

DeCrane Aircraft Holdings, Inc., Sr.
Sec. Credit Facilities 1st Lien Term
Loan, 3.239%, 2/21/13(1, 2)                         8,207,882         4,616,934

DeCrane Aircraft Holdings, Inc., Sr.
Sec. Credit Facilities 2nd Lien Term
Loan, 7.489%, 2/21/14(1, 4)                         5,000,000         1,750,000

Delta Air Lines, Inc., Sr. Sec. Credit
Facilities 1st Lien Term Loan,
2.408%-2.489%, 4/30/12(1, 2)                        7,044,904         5,638,438

IAP Worldwide Services, Inc., Sr. Sec.
Credit Facilities 1st Lien Term Loan,
8.247%, 12/30/12(1, 4)                             19,912,284        11,449,563

IAP Worldwide Services, Inc., Sr. Sec.
Credit Facilities 2nd Lien Term Loan,
5.743%, 6/30/13(1, 4)                               8,362,517         1,505,253

United Air Lines, Inc., Sr. Sec.
Credit Facilities Term Loan,
2.438%-2.50%, 2/3/14(1, 2)                         22,147,008        11,245,764
                                                                ---------------
                                                                     57,171,124

AIR FREIGHT & LOGISTICS--1.0%
Evergreen International Aviation,
Inc., Sr. Sec. Credit Facilities 1st
Lien Term Loan, 9%, 10/31/11(1, 2)                 22,673,614        11,931,989

Evergreen International Aviation,
Inc., Sr. Sec. Credit Facilities 2nd
Lien Term Loan, 16.625%, 4/30/13(1, 4)              3,066,806           996,712
                                                                ---------------
                                                                     12,928,701

BUILDING PRODUCTS--0.7%
Champion Opco LLC, Sr. Sec. Credit
Facilities 1st Lien Term Loan, 4.241%,
5/11/13(1, 4)                                       2,193,750           987,188

Custom Building Products, Sr. Sec.
Credit Facilities 1st Lien Term Loan,
7.89%-8%, 10/20/11(1)                               3,210,433         2,439,930

Custom Building Products, Sr. Sec.
Credit Facilities 2nd Lien Term Loan,
10.75%, 4/20/12(1, 4)                               1,000,000           563,333

Flag Luxury Properties LLC, Sr. Sec.
Credit Facilities 1st Lien Term Loan,
2/6/11(3, 5)                                        3,942,354         1,281,265


                    6 | Oppenheimer Senior Floating Rate Fund

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

                                                 Principal
                                                   Amount            Value
                                              ---------------   ---------------
BUILDING PRODUCTS CONTINUED
PGT Industries, Inc., Sr. Sec. Credit
Facilities 1st Lien Term Loan, 6.164%,
2/14/12(1)                                    $     5,438,477   $     2,828,008

United Subcontractors, Inc., Sr. Sec.
Credit Facilities 1st Lien Term Loan,
Tranche B, 12/27/12(3, 4)                          11,812,133         1,072,932
                                                                ---------------
                                                                      9,172,656

COMMERCIAL SERVICES & SUPPLIES--7.9%
Aleris International, Inc., Sr. Sec.
Credit Facilities 2nd Lien Term Loan,
1.646%, 6/30/10(1)                                  3,723,494         1,414,928

Aleris International, Inc., Sr. Sec.
Credit Facilities Term Loan, Debtor in
Possession, 10%, 6/30/10(1)                         1,000,000           856,667

Aleris International, Inc., Sr. Sec.
Credit Facilities Term Loan, Debtor in
Possession, %-13%, 6/30/10(1, 2)                    2,671,207         2,288,335

Aleris International, Inc., Sr. Sec.
Credit Facilities Term Loan, German
C-1, 4.192%, 12/19/13(1, 4)                         2,642,516           885,243

Allied Security Holdings LLC, Sr. Sec.
Credit Facilities Term Loan, Tranche
B, 6.658%, 1/29/15(1, 2)                           13,433,003        12,627,023

Asurion Corp., Sr. Sec. Credit
Facilities 1st Lien Term Loan, Tranche
B, 3.469%-4.236%, 7/2/14(1, 2)                     11,014,999         9,621,602

Bright Horizons LP, Sr. Sec. Credit
Facilities Term Loan, Tranche B,
6.164%-7.50%, 5/21/15(1, 2)                         8,428,769         7,192,547

First Data Corp., Sr. Sec. Credit
Facilities Term Loan:
Tranche B-2, 2.75%, 9/24/14(1)                      1,250,000           916,406
Tranche B-2, 3.178%-3.19%, 9/24/14(1, 2)            3,958,654         2,902,188
Tranche B-3, 3.178%-3.19%, 9/24/14(1, 2)            2,432,256         1,783,148

NES Rentals Holdings, Inc., Sr. Sec.
Credit Facilities 2nd Lien Term Loan,
8%, 6/22/13(1, 4)                                  10,942,841         5,471,420

New Holdings I LLC, Sr. Sec. Credit
Facilities Term Loan, Tranche B,
2.928%-3.793%, 5/18/14(1, 2)                       10,446,187         7,286,216

Norwood Promotional Products, Inc.,
Sr. Sec. Credit Facilities Term Loan,
Tranche A, 8/16/09(3)                              25,923,433        20,738,747

U.S. Investigations Services, Inc.,
Sr. Sec. Credit Facilities Term Loan,
Tranche B, 3.977%, 2/21/15(1, 2)                   12,390,368        10,139,447

West Corp., Sr. Sec. Credit Facilities
Term Loan, Tranche B3, 2.808%-2.864%,
10/24/13(1, 2)                                     11,019,207         9,328,068

Workflow Management, Inc., Sr. Sec.
Credit Facilities 1st Lien Term Loan,
Tranche B, 7.758%, 10/17/10(1, 4)                  14,612,383         7,525,377
                                                                ---------------
                                                                    100,977,362

INDUSTRIAL CONGLOMERATES--2.0%
Hillman Group, Inc. (The), Sr. Sec.
Credit Facilities Term Loan, Tranche
B, 3.45%-4.10%, 3/31/11(1, 4)                      12,196,816        10,733,198

Precision Partners, Inc., Sr. Sec.
Credit Facilities Term Loan, 8.63%,
10/1/13(1, 2)                                      25,910,913        14,510,111
                                                                ---------------
                                                                     25,243,309

MACHINERY--1.5%
BOC Edwards, Inc., Sr. Sec. Credit
Facilities 1st Lien Term Loan, 2.428%,
5/31/14(1, 4)                                      15,703,951         9,500,890


                    7 | Oppenheimer Senior Floating Rate Fund

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

                                                 Principal
                                                   Amount            Value
                                              ---------------   ---------------
MACHINERY CONTINUED
Manitowoc Co., Inc. (The), Sr. Sec.
Credit Facilities Term Loan:
Tranche B, 3.50%, 8/21/14(1)                  $     1,000,000   $       768,000
Tranche B, 6.50%, 8/21/14(1, 2)                     3,995,000         3,068,160

Veyance Technologies, Inc., Sr. Sec.
Credit Facilities 1st Lien Term Loan,
2.97%, 7/2/14(1, 2)                                11,550,495         5,852,255

Veyance Technologies, Inc., Sr. Sec.
Credit Facilities Term Loan, Delayed
Draw, 2.97%, 7/2/14(1, 4)                           1,357,271           687,685
                                                                ---------------
                                                                     19,876,990

ROAD & RAIL--2.1%
RailAmerica, Inc. (Canadian), Sr. Sec.
Credit Facilities Term Loan, 5.20%,
8/14/09(1, 2)                                         936,320           838,006

RailAmerica, Inc., Sr. Sec. Credit
Facilities Term Loan, 5.20%,
8/14/09(1, 2)                                      14,463,680        12,944,994

U.S. Xpress Enterprises, Inc., Sr.
Sec. Credit Facilities Term Loan,
4.438%-4.489%, 10/12/14(1, 2)                      20,866,174        13,667,344
                                                                ---------------
                                                                     27,450,344

INFORMATION TECHNOLOGY--4.1%
IT SERVICES--1.7%
Apptis, Inc., Sr. Sec. Credit
Facilities Term Loan, Tranche B,
3.69%-5.425%, 12/20/12(1, 2)                        6,870,899         5,015,756

Caritor, Inc., Sr. Sec. Credit
Facilities Letter of Credit Term Loan,
2.805%, 5/17/13(1, 4)                                 140,515            63,934

Caritor, Inc., Sr. Sec. Credit
Facilities Term Loan, 2.68%,
5/17/13(1, 2)                                      28,918,215        13,157,788

SunGard Data Systems, Inc., Sr. Sec.
Credit Facilities Term Loan, Tranche
B, 2.219%-2.991%, 2/11/13(1)                        3,994,898         3,605,950
                                                                ---------------
                                                                     21,843,428

SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT--0.6%
Flextronics International Ltd., Sr.
Sec. Credit Facilities Term Loan,
Tranche B, 3.458%, 10/1/12(1, 2)                    4,000,000         3,430,000

Flextronics International Ltd., Sr.
Sec. Credit Facilities Term Loan,
Delayed Draw:
Tranche A1, 3.381%, 10/1/14(1, 2)                     865,115           669,383
Tranche A2, 2.678%, 10/1/14(1, 2)                     447,704           346,411
Tranche A3, 2.678%, 10/1/14(1, 2)                     522,322           404,146

Flextronics International Ltd., Sr.
Sec. Credit Facilities Term Loan,
2.739%-3.458%, 10/1/14(1, 2)                        3,010,600         2,581,590
                                                                ---------------
                                                                      7,431,530

SOFTWARE--1.8%
Kronos, Inc., Sr. Sec. Credit
Facilities 1st Lien Term Loan, 3.47%,
5/9/14(1, 2)                                       12,706,359         9,466,237

Nuance Communications, Inc., Sr. Sec.
Credit Facilities Incremental Term
Loan, Tranche B2, 2.43%, 3/31/13(1, 2)              2,653,060         2,409,862

Verint Systems, Inc., Sr. Sec. Credit
Facilities Term Loan, Tranche B,
3.70%, 5/9/14(1, 2)                                15,615,385        11,711,538
                                                                ---------------
                                                                     23,587,637


                    8 | Oppenheimer Senior Floating Rate Fund

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

                                                 Principal
                                                   Amount            Value
                                              ---------------   ---------------
MATERIALS--5.9%
CHEMICALS--2.0%
Brenntag AG, Sr. Sec. Credit
Facilities 2nd Lien Term Loan, 5.501%,
6/30/15(1, 4)                                 $     1,000,000   $       566,667

Hexion Specialty Chemicals, Inc., Sr.
Sec. Credit Facilities Term Loan:
Tranche C-1, 3.50%, 5/5/13(1, 2)                    5,588,671         2,770,383
Tranche C-2, 3.50%, 5/5/13(1, 2)                    1,138,682           564,460
Tranche C-4, 3.438%, 5/5/13(1, 2)                   6,294,084         3,178,512
Tranche C-5, 3.50%, 5/3/13(1, 2)                    1,473,750           736,875

Huntsman International LLC, Sr. Sec.
Credit Facilities Term Loan, Tranche
B, 2.178%, 8/16/12(1, 2)                            6,484,320         5,381,986

Lucite International Holdings LLC, Sr.
Sec. Credit Facilities Term Loan,
Delayed Draw, 2.68%, 7/19/13(1, 4)                  1,889,916         1,833,219

Lucite International Holdings LLC, Sr.
Sec. Credit Facilities Term Loan,
2.68%, 7/7/13(1, 4)                                 3,878,191         3,761,845

Solutia, Inc., Sr. Sec. Credit
Facilities Term Loan, 8.50%,
1/23/15(1, 2)                                       4,651,099         3,670,010

Univar USA OPCO, Sr. Sec. Credit
Facilities Term Loan, Tranche B,
4.22%, 10/10/14(1, 4)                               4,152,450         2,714,664
                                                                ---------------
                                                                     25,178,621

CONTAINERS & PACKAGING--1.6%
Consolidated Container Co., Sr. Sec.
Credit Facilities 2nd Lien Term Loan,
5.928%, 9/28/14(1, 4)                              14,000,000         5,810,000

Consolidated Container Co., Sr. Sec.
Credit Facilities Property, Plant &
Equipment Term Loan, 2.678%,
3/23/14(1, 4)                                       3,845,381         2,691,767

Graham Packaging Co. LP, Sr. Sec.
Credit Facilities Term Loan, Tranche
B, 2.688%-2.813%, 10/18/11(1, 2)                   13,003,345        11,775,258
                                                                ---------------
                                                                     20,277,025

METALS & MINING--1.0%
Aleris International, Inc., Sr. Sec.
Credit Facilities Term Loan,
12/19/13(2, 3)                                      1,890,661           151,253

Aleris International, Inc., Sr. Sec.
Credit Facilities Term Loan, Debtor in
Possession, 13%, 6/30/10(1, 2)                        797,893           683,529

Murray Energy Corp., Sr. Sec. Credit
Facilities 1st Lien Term Loan, 6.938%,
1/28/10(1)                                         12,780,409        12,141,389
                                                                ---------------
                                                                     12,976,171

PAPER & FOREST PRODUCTS--1.3%
Abitibi-Consolidated Co. of
Canada/Abitibi-Consolidated, Inc., Sr.
Sec. Credit Facilities Term Loan,
Tranche B, 3/31/09(3)                              11,544,068         9,062,093

Boise Paper Holdings LLC, Sr. Sec.
Credit Facilities 1st Lien Term Loan:
Tranche A, 3.25%, 2/22/13(1)                        4,000,000         3,700,000
Tranche B, 7.50%, 2/22/14(1)                        2,905,279         2,687,383

Georgia-Pacific Corp., Sr. Sec. Credit
Facilities Term Loan, Tranche B1,
1.75%, 12/20/12(1)                                  1,994,987         1,865,938
                                                                ---------------
                                                                     17,315,414


                    9 | Oppenheimer Senior Floating Rate Fund

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

                                                 Principal
                                                   Amount            Value
                                              ---------------   ---------------
TELECOMMUNICATION SERVICES--4.1%
DIVERSIFIED TELECOMMUNICATION
SERVICES--3.2%
FairPoint Communications, Inc., Sr.
Sec. Credit Facilities Term Loan:
Tranche A, 2.938%, 3/31/14(1, 2)              $     4,000,000   $     2,145,000
Tranche B, 5.75%, 3/31/15(1, 2)                     3,870,373         1,956,690

Hawaiian Telcom Communications, Inc.,
Sr. Sec. Credit Facilities Term Loan,
Tranche C, 4.685%, 6/1/14(1, 2)                    13,024,936         6,523,318

IPC Systems, Inc., Sr. Sec. Credit
Facilities 1st Lien Term Loan, Tranche
B1, 3.47%, 5/31/14(1, 2)                           28,526,708        15,737,244

ITC DeltaCom Communications, Inc., Sr.
Sec. Credit Facilities Term Loan,
Tranche B, 5.22%, 7/12/13(1)                       22,137,467        14,426,987
                                                                ---------------
                                                                     40,789,239

WIRELESS TELECOMMUNICATION SERVICES--0.9%
Telesat Canada, Sr. Sec. Credit
Facilities Term Loan, Tranche B,
3.43%-4.27%, 10/23/14(1, 2)                        11,646,598        10,775,526

Telesat Canada, Sr. Sec. Credit
Facilities Term Loan, Delayed Draw,
Tranche B, 4.22%, 10/23/14(1, 2)                    1,403,245         1,298,293
                                                                ---------------
                                                                     12,073,819

UTILITIES--5.3%
ELECTRIC UTILITIES--5.3%
Bosque Power Co. LLC, Sr. Sec. Credit
Facilities Term Loan, 7.025%,
1/16/15(1, 2)                                      13,144,971         8,916,668

Calpine Construction Finance Co. LP,
Sr. Sec. Credit Facilities 1st Lien
Term Loan, 7.22%, 8/26/09(1)                        4,084,373         4,066,606

Kelson Energy, Inc., Sr. Sec. Credit
Facilities 1st Lien Term Loan, 4.47%,
3/8/13(1, 2)                                       12,303,954         9,943,133

La Paloma Generating Co. LLC, Sr. Sec.
Credit Facilities 2nd Lien Term Loan,
4.72%, 8/16/13(1)                                  11,000,000         6,936,875

Liberty Electric Power LLC, Sr. Sec.
Credit Facilities Term Loan, 4.22%,
10/30/14(1, 2)                                     21,793,667        17,035,390

MACH Gen LLC, Sr. Sec. Credit
Facilities 2nd Lien Term Loan, 5.449%,
2/15/15(1, 2)                                       3,237,187         2,000,119

MACH Gen LLC, Sr. Sec. Credit
Facilities Letter of Credit Term Loan,
3.232%, 2/22/14(1, 2)                               1,028,881           872,834

Texas Competitive Electric Holdings
Co. LLC, Sr. Sec. Credit Facilities
Term Loan:
Tranche B1, 3.928%-3.969%, 10/10/14(1, 2)           4,949,748         3,355,707
Tranche B3, 3.928%-3.969%, 10/10/14(1, 2)          13,817,118         9,368,937

USPF Holdings LLC, Sr. Sec. Credit
Facilities Term Loan, 2.198%,
4/11/14(1, 4)                                       6,426,410         5,783,769
                                                                ---------------
                                                                     68,280,038
                                                                ---------------
Total Corporate Loans (Cost $1,655,056,557)                       1,124,089,152

LOAN PARTICIPATIONS--1.8%
Riverside Energy Center LLC/Rocky
Mountain Energy Center LLC, Sr. Sec.
Credit Facilities Term Loan, 5.289%,
6/24/11(1, 4)                                      14,885,113        13,694,304


                   10 | Oppenheimer Senior Floating Rate Fund

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

                                                 Principal
                                                   Amount            Value
                                              ---------------   ---------------
Rocky Mountain Energy Corp., Sr. Sec.
Credit Facilities Letter of Credit
Term Loan, 5.289%, 6/24/11(1, 4)              $     1,302,334   $     1,198,147

Rocky Mountain Energy Corp., Sr. Sec.
Credit Facilities Term Loan, 5.289%,
6/24/11(1, 4)                                       6,817,822         6,272,398

Rural/Metro Corp., Sr. Sec. Credit
Facilities Letter of Credit Term Loan,
3.97%, 3/4/11(1, 4)                                 1,647,059         1,544,118
                                                                ---------------
Total Loan Participations
(Cost $24,591,337)                                                   22,708,967

CORPORATE BONDS AND NOTES--0.3%
Cognis GmbH, 3.32% Sr. Sec. Bonds,
9/15/13(1, 4)                                       1,450,000         1,058,500

LightPoint CLO Ltd. VII, 5.234%
Collateralized Loan Obligations, Sub.
Deferrable Nts., Series 2007-7A, Cl
D, 5/15/21(1, 4)                                    4,500,000           135,000

Paxson Communications Corp., 7.381%
Sr. Sec. Nts., 1/15/13(1, 6)                        5,531,769            55,318

Wellman, Inc., 5% Cv. Nts., 1/30/19(4)              3,371,000         2,056,310
                                                                ---------------
Total Corporate Bonds and Notes
(Cost $26,649,389)                                                    3,305,128

                                                   Shares
                                              ---------------
COMMON STOCKS--0.0%
Sleep Innovations, Inc., Cl. 2(4, 5)                   28,602                --

Sleep Innovations, Inc., Cl. 4(4, 5)                    4,275                --

Wellman, Inc.(4, 5)                                     3,371                --
                                                                ---------------
Total Common Stocks (Cost $3,000,000)                                        --

INVESTMENT COMPANY--8.1%

Oppenheimer Institutional Money Market
Fund, Cl. E, 0.70%(7, 8) (Cost $104,691,418)      104,691,418       104,691,418

Total Investments, at Value
(Cost $1,813,988,701)                                    97.7%    1,254,794,665

Other Assets Net of Liabilities                           2.3        29,155,717
                                                                ---------------
Net Assets                                              100.0%  $ 1,283,950,382
                                                                ===============


                   11 | Oppenheimer Senior Floating Rate Fund

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

Footnotes to Statement of Investments

(1.) Represents the current interest rate for a variable or increasing rate security.

(2.) All or a portion of the security has been segregated for collateral to cover borrowings.

(3.) Issue is in default. See accompanying Notes.

(4.) Illiquid security. The aggregate value of illiquid securities as of April
     30, 2009 was $232,952,533, which represents 18.14% of the Fund's net assets. See accompanying Notes.

(5.) Non-income producing security.

(6.) Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $55,318 or less than 0.005% of the Fund's net assets as of April 30, 2009.

(7.) Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended April 30, 2009, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                               SHARES                                        SHARES
                              JULY 31,        GROSS            GROSS       APRIL 30,
                               2008         ADDITIONS       REDUCTIONS       2009
                            -----------   -------------   -------------   -----------
Oppenheimer Institutional
Money Market Fund, Cl. E    214,566,851   1,446,225,625   1,556,101,058   104,691,418

                               VALUE         INCOME
                            ------------   ----------
Oppenheimer Institutional
Money Market Fund, Cl. E    $104,691,418   $1,661,500

(8.) Rate shown is the 7-day yield as of April 30, 2009.


                   12 | Oppenheimer Senior Floating Rate Fund

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of April 30, 2009:

                                    INVESTMENTS IN   OTHER FINANCIAL
VALUATION DESCRIPTION                 SECURITIES       INSTRUMENTS*
---------------------               --------------   ---------------
Level 1--Quoted Prices              $  104,691,418         $--
Level 2--Other Significant
Observable Inputs                    1,146,988,437          --
Level 3--Significant Unobservable
Inputs                                   3,114,810          --
                                    --------------         ---
   Total                            $1,254,794,665         $--
                                    ==============         ===

* Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options written and swaps are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.


                   13 | Oppenheimer Senior Floating Rate Fund

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1," inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.


                   14 | Oppenheimer Senior Floating Rate Fund

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Fair valued securities may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

There have been no significant changes to the fair valuation methodologies during the period.

SENIOR LOANS. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in floating rate Senior Loans made to U.S. and foreign borrowers that are corporations, partnerships or other business entities. The Fund will do so either as an original lender or as a purchaser of a loan assignment or a participation interest in a loan. While most of these loans will be collateralized, the Fund can also under normal market conditions invest up to 10% of its net assets (plus borrowings for investment purposes) in uncollateralized floating rate Senior Loans. Senior Loans are often issued in connection with recapitalizations, acquisitions, leveraged buyouts, and refinancing of borrowers. The Senior Loans pay interest at rates that float above (or are adjusted periodically based on) a benchmark that reflects current interest rates. Senior Loans generally are not listed on any national securities exchange or automated quotation system and no active trading market exists for many Senior Loans. As a result, many Senior Loans are illiquid, meaning the Fund may not be able to value them accurately or to sell them quickly at a fair price. To the extent that a secondary market does exist for certain Senior Loans, the market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.

As of April 30, 2009, securities with an aggregate market value of $1,146,798,119, representing 89.32% of the Fund's net assets were comprised of


                   15 | Oppenheimer Senior Floating Rate Fund

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

Senior Loans, of which $226,450,739 representing 17.64% of the Fund's net assets, were illiquid.

SECURITY CREDIT RISK. Senior loans are subject to credit risk. Credit risk relates to the ability of the borrower under a senior loan to make interest and principal payments as they become due. The Fund's investments in senior loans are subject to risk of default. As of April 30, 2009, securities with an aggregate market value of $83,786,273, representing 6.53% of the Fund's net assets, were in default.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

ILLIQUID SECURITIES

As of April 30, 2009, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

LOAN COMMITMENTS

Pursuant to the terms of certain credit agreements, the Fund has unfunded loan commitments of $1,783,118 at April 30, 2009. The Fund generally will maintain with its custodian, liquid investments having an aggregate value at least equal to the amount of unfunded loan commitments. Commitments of $1,783,118 are contractually obligated to fund by a specified date and have been included as Corporate Loans in the Statement of Investments. The unrealized appreciation and/or depreciation on these commitments is recorded on the Statement of Investments in the annual and semiannual reports.

RECENT ACCOUNTING PRONOUNCEMENT

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement on Financial Accounting Standards ("SFAS") No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund's financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements


                   16 | Oppenheimer Senior Floating Rate Fund

Oppenheimer Senior Floating Rate Fund

STATEMENT OF INVESTMENTS April 30, 2009 / Unaudited

issued for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund's financial statements and related disclosures.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of April 30, 2009 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $1,824,095,067
                                 ==============
Gross unrealized appreciation    $    2,192,895
Gross unrealized depreciation      (571,493,297)
                                 --------------
Net unrealized depreciation      $ (569,300,402)
                                 ==============


                   17 | Oppenheimer Senior Floating Rate Fund

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 04/30/2009, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Senior Floating Rate Fund


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 06/15/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 06/15/2009


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 06/15/2009